Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash	$ 585,338	$ 3,894
Bank deposits	85,596
Restricted deposits	62	31
Trade receivables	713	1,816
Other receivables	1,126	570
Inventory	3,314	3,543
Total current assets	676,149	9,854
Restricted deposits	406	377
Property plant and equipment, net	5,092	4,743
Right of use assets	3,169	2,673
Intangible assets	4,440	5,211
Total non-current assets	13,107	13,004
Total assets	689,256	22,858
Liabilities
Trade payables	776	850
Other payables	5,910	3,575
Total current liabilities	6,686	4,425
Liability in respect of government grants	850	1,044
Lease liability	2,618	2,089
Liability in respect of warrants	11,986	3,698
Total non-current liabilities	15,454	6,831
Total liabilities	22,140	11,256
Equity
Share capital	257,225	6,441
Share premium and capital reserves	518,426	65,202
Treasury shares	(1,509)	(1,509)
Presentation currency translation reserve	1,431	1,431
Accumulated loss	(108,457)	(59,963)
Total equity	667,116	11,602
Total liabilities and equity	$ 689,256	$ 22,858